SUBSEQUENT EVENT (Schedule of Short-term Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Apr. 15, 2015
Subsequent Event [Line Items]
Proceeds	$ 415,528		$ 118,958		$ 79,839
Costs	240,346		63,190		78,116
Derivative financial instruments - Call options
Subsequent Event [Line Items]
Gross Purchase Cost	23,388
Available-for-sale - Equity securities
Subsequent Event [Line Items]
Gross Purchase Cost	31,148
Proceeds	352,733	[1]	81,456	[1]	6,097	[1]
Costs	177,633	[1]	25,950	[1]	6,229	[1]
Subsequent Event [Member] | Available-for-sale - Equity securities
Subsequent Event [Line Items]
Proceeds							161
Costs							164
Losses							$ 3

[1]	In 2013, the Company purchased several stocks at a cost of $48,899 and sold some stocks with cost of $25,950 and recognized $55,506 realized gain in the statement of operations.In 2014, the Company purchased additional stocks at a cost of $129,407 and sold some stocks with cost of $177,633 and recognized $175,100 realized gain in the statement of operations. In addition, the company received stock dividend of $1,050 which was recognized as the realized gain of short-term investment.